Notes to the Balance Sheet - Summary of Bonds (Details)		12 Months Ended
	Mar. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€) Bond_issues shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) Bond_issues
Bonds [Line Items]
Issue of convertible instruments		€ 49,200,000
Liability component of convertible bond		270,700,000
Gain from Repurchase of own Convertible Bonds	€ 16,400,000	€ 16,393,000	€ 0	€ 0
325 million euro, unsecured convertible bond
Bonds [Line Items]
Nominal value of the convertible bond	€ 62,900,000
Nominal amount bond		100.00%
Redemption percentage of debt instrument when market price of shares fall down		130.00%
Redemption percentage based on outstanding nominal amount	19.35%	20.00%
Convertible bonds, portion of voting interest acquirable		30.00%
Purchase price nominal value base	€ 100,000
Purchase price nominal value per base	€ 64,000
Bearer ordinary shares | 325 million euro, unsecured convertible bond
Bonds [Line Items]
Initial conversion of covertible bonds to ordinary shares (in shares) | shares		2,475,436
Morphosys AG | 325 million euro, unsecured convertible bond
Bonds [Line Items]
Nominal value of the convertible bond					€ 325,000,000
Number of bonds issued | Bond_issues		2,621			3,250
Debt coupon rate		0.625%
Debt conversion price		131.29
Morphosys AG | Unsecured convertible bond
Bonds [Line Items]
Nominal value of the convertible bond		€ 100,000